Inventories, net - Schedule of Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 25	$ 25
Work in progress	3	10
Finished goods	87	75
Inventories, gross	114	110
Obsolescence reserve (1)	(2)	(1)
Inventories, net	$ 113	$ 110